FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2015 and 2016.

(in US$ thousands)	2015		2016
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$71,432	$71,432	$65,711	$65,711
Marketable securities - current	4	4	3	3
Accounts receivable	1,246	1,246	871	871
Restricted cash	1,000	1,000	500	500
Refundable deposits	272	272	245	245
Financial liabilities
Short-term borrowings	6,093	6,093	2,480	2,480
Accounts payable	320	320	266	266
Accrued compensation	759	759	210	210
Accrued expenses	3,037	3,037	3,828	3,828

Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2015 and 2016, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	Marketable Securities - Debt Securities
	2015	2016
Balance at beginning of year	$4,744	$—
Total gains or (losses) (realized/unrealized)
included in earnings	(2,017)	—
included in other comprehensive income	—	—
Sale	(2,727)	—
Balance at end of year	$—	$—
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$—

Realized and Unrealized Gains (or Losses) Included In The Consolidated Financial Statements for Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs Level Three

Realized and unrealized gains (or losses) included in the consolidated financial statements for 2014, 2015 and 2016 for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in the consolidated financial statements as follows:

(in US$ thousands)	Gain on sales of marketable securities	Impairment loss on marketable securities and investments
Total gains (losses) included in earnings
for 2014	$—	$—
for 2015	5,845	—
for 2016	—	—
Change in unrealized gains (losses) relating to assets still held at the reporting date
for 2014	$805	$—
for 2015	—	—
for 2016	—	—

Fair Value, Measurements, Recurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using			Year Ended
	Level 1	Level 2	Level 3	December 31, 2016
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	500	—	500
Marketable securities - current
Equity securities	3	—	—	3
	$3	$506	$—	$509

(in US$ thousands)	Fair Value Measurement Using			Year Ended
	Level 1	Level 2	Level 3	December 31, 2015
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	1,000	—	1,000
Marketable securities - current
Equity securities	4	—	—	4
	$4	$1,006	$—	$1,010

Fair Value, Measurements, Nonrecurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2015 and 2016 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2016	Total Impairment Losses
(b) Property, plant and equipment	$—	$—	$—	$—	$471
(c) Intangible assets	—	—	—	—	57
(d) Prepaid licensing and royalty fees	—	—	820	820	1,386
Total	$—	$—	$820	$820	$1,914

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2015	Total Impairment Losses
(a) Investments - Cost-method	$—	$—	$—	$—	$1,000
(a) Investments - Equity-method	—	—	188	188	290
(b) Property, plant and equipment - Information and communication equipment	—	—	—	—	60
(c) Intangible assets - Capitalized software cost	—	—	—	—	5
(d) Prepaid licensing and royalty fees	—	—	—	—	4,187
Total	$—	$—	$188	$188	$5,542

(a)

Impairment losses on certain cost method and equity method investments which were determined to be impaired:
In 2015, certain cost method investments with carrying amounts of $1.0 million were fully written down to zero, resulting in an impairment charge of $1.0 million, and an equity method investment with a carrying amount of $478 thousand was written down to its estimated fair value of $188 thousand, resulting in an impairment charge of $290 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations.
Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk.

(b)

Impairment losses on certain property, plant, and equipment which were determined to be impaired:
In 2015, we recognized an impairment loss of $60 thousand against our information and communication equipment. The impairment charges are included in operating expenses within “impairment losses on property, plant and equipment” in the consolidated statements of operations. The impairment charge for the equipment was related to servers used for certain product and service lines within our cloud product and service business for which the carrying amount was determined not to be recoverable from its related future undiscounted cash flows. This equipment was valued using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, and other cash flow model - related assumptions. In 2016, we recognized an impairment loss of $471 thousand on property, plant and equipment as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.

(c)

Impairment losses on certain intangible assets which were determined to be impaired:
In 2015, certain capitalized and prepaid software development costs for our cloud product and service business were fully written down, resulting in impairment charges of $5 thousand, included in operating expenses within “impairment loss on intangible assets” in the consolidated statements of operations. The impairment charge is for certain product lines within our cloud product and service business that we decided to shift focus from, and as a result, we recorded a full impairment of the carrying value of the assets related to these items. In 2016, we recognized an impairment loss of $57 thousand on intangible assets as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those intangibles assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.

(d)

Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:
In 2015 and 2016, certain prepaid licensing and royalty fees were written down to $0 and $0, respectively, resulting in impairment charges of $4.2 million and $1.4 million, respectively. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are re-valued on when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.